Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH USED IN OPERATING ACTIVITIES:
Net loss	$ (4,950,087)	$ (2,192,939)	$ (7,020,137)	$ (3,125,595)
Adjustments to reconcile net loss to net cash provided by operations:
Depreciation and amortization	44,250	20,503	58,713	40,206
Right-of-use asset amortization			291,697
Right-of-use asset	96,219	74,261
Amortization of debt discount	480,763		774,496
Amortization of intangible assets	4,877
Increase in inventory reserve			150,000
Impairment of goodwill			1,337,287
Financing costs	286,000		1,335,000
Change in allowance for doubtful accounts	35
Loss on extinguishment of debt	873,040		1,056,732
Loss on change in the fair value of derivative liabilities	1,671,000		(549,714)
Gain on forgiveness of PPP loan			(212,648)
Interest expense related to warrants on convertible debt		1,052,571		281,565
Common stock issued for sponsorship				2,578
Common stock issued for compensation	8,500		213,800	476,002
Common stock issued for acquisition		270,900
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(8,985)	(344,030)	16,768	73,581
Decrease (increase) in inventory	(615,102)	(92,447)	185,339	26,418
Decrease (increase) in prepaids	278,707	(10,244)	(278,707)
Decrease (increase) in other current assets	(29,461)	(2,662)	(9,925)	(2,109)
Decrease (increase) in right-of-use asset				(580,820)
Decrease (increase) in deposits			(8,625)
Increase (decrease) in accounts payable and accrued expenses	450,365	180,716	66,186	263,576
Increase (decrease) in amounts due to customer			(10,508)
Increase (decrease) in accrued compensation	(110,000)	117,708	72,083	257,500
Increase (decrease) in derivative liability		124,369		361,152
Increase (decrease) in lease liability	(99,476)	(74,261)	(198,433)	555,822
Net cash used in operating activities	(1,619,355)	(875,555)	(2,730,596)	(1,370,124)
CASH USED IN INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(24,168)	(26,247)	(194,792)	(59,541)
Changes in goodwill		(1,275,938)
Changes in intellectual property		(7,604)	(3,590)	8,175
Net cash used in investing activities	(24,168)	(1,309,789)	(198,382)	(51,366)
CASH PROVIDED BY FINANCING ACTIVITIES:
Payment of note payable – related party	(3,000)	(6,000)	(14,500)	(12,000)
Changes in line of credit - related party		3,000	(17,000)	403,000
Changes in line of credit			(398,470)
Changes in acquisition obligations	(8,586)	624,360
Payment of acquisition obligations			(463,932)
Payments of notes payable	(3,119)		(1,451)
Proceeds from notes payable	289,389
Proceeds from note payable – related party	200,000
Principal repayments of finance lease obligation	(3,798)		(7,499)
Proceeds from convertible debentures payable, net of expenses	475,000	1,522,984	4,305,000	1,012,274
Changes from PPP notes payable		22,326	117,487	95,161
Net cash provided by financing activities	945,886	2,166,670	3,519,635	1,498,435
Net cash decrease for period	(697,637)	(18,674)	590,657	76,945
Cash at beginning of period	703,825	113,168	113,168	36,223
Cash at end of period	6,188	94,494	703,825	113,168
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes		2,275	22,600
Cash paid for interest	256	34,941	120,740	35,877
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for acquisition of S&S			243,000
Fair value of common shares issued as debt discount on note payable	135,000
Recording of right of use asset and lease liability			345,659
Fair value of derivative liability created upon issuance of convertible debenture and warrants			3,982,000
Fair value of common shares issued on conversion of debentures and accrued interest	5,859,165		3,713,133	112,274
Derivative liability recorded on issuance of convertible note	$ 680,000
Issuance of loan payable for vehicle purchase			$ 34,763